Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Company

25. CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	202,028	156,153	21,393
Prepayments and other current assets, net	2,715	2,442	335
Due from subsidiaries and related parties, net	2,604,647	2,694,282	369,115
Total current assets	2,809,390	2,852,877	390,843
Non-current assets
Long-term investments	152,355	75,831	10,389
Contractual interests in VIEs and their subsidiaries	2,232	57,067	7,818
Investment in subsidiaries	251,747	—	—
Total non-current assets	406,334	132,898	18,207
Total assets	3,215,724	2,985,775	409,050
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	12,730	10,822	1,482
Investment deficit in subsidiaries	—	325,009	44,526
Due to subsidiaries and related parties	581,529	590,160	80,852
Income tax payable	14,322	13,526	1,853
Total current liabilities	608,581	939,517	128,713
Deferred tax liabilities	8,277	531	73
Other non-current liabilities	142,995	145,129	19,883
Total non-current liabilities	151,272	145,660	19,956
Total liabilities	759,853	1,085,177	148,669
Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 493,104,900 and 518,104,900 shares issued as of December 31, 2023 and 2024, respectively; 487,212,501 and 499,357,794 shares outstanding as of December 31, 2023 and 2024, respectively)	81	83	11
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 1,006,956,885 and 1,016,429,335 shares issued as of December 31, 2023 and 2024, respectively; 1,006,956,885 and 1,016,429,335 shares outstanding as of December 31, 2023 and 2024, respectively)	163	165	23
Additional paid-in capital	2,711,875	2,722,504	372,982
Accumulated losses	(613,102)	(1,232,577)	(168,863)
Accumulated other comprehensive income	356,854	410,423	56,228
Total shareholders’ equity	2,455,871	1,900,598	260,381
Total liabilities and shareholders’ equity	3,215,724	2,985,775	409,050

Statements of Comprehensive loss

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	—	—	—	—
General and administrative	(23,615)	(14,013)	(21,131)	(2,895)
Impairment of goodwill	—	—	—	—
Total operating expenses	(23,615)	(14,013)	(21,131)	(2,895)
Equity in loss of subsidiaries	(471,710)	(293,917)	(541,389)	(74,169)
Interest income, net	3,211	5,420	6,798	931
Foreign exchange gains/(losses), net	280	658	(553)	(76)
Other expense , net	(25,441)	(329,592)	(69,164)	(9,475)
Loss before income taxes	(517,275)	(631,444)	(625,439)	(85,684)
Income tax expenses	3,800	28,546	7,882	1,080
Net Loss	(513,475)	(602,898)	(617,557)	(84,604)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	(8,269)	(43,494)	2,642	362
Foreign currency translation adjustments	273,955	46,400	50,927	6,977
Other comprehensive income	265,686	2,906	53,569	7,339
Total comprehensive loss	(247,789)	(599,992)	(563,988)	(77,265)

Statements of Cash Flows

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(26,054)	(12,315)	(12,681)	(1,737)
Net cash provided by (used in) investing activities	137,160	82,830	(35,746)	(4,897)
Net cash used in financing activities	—	(2,503)	—	—
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(761)	3,270	2,552	350
Net increase (decrease) in cash and cash equivalents and restricted cash	110,345	71,282	(45,875)	(6,284)
Cash and cash equivalents and restricted cash at beginning of the year	20,401	130,746	202,028	27,677
Cash and cash equivalents and restricted cash at end of the year	130,746	202,028	156,153	21,393

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in loss of subsidiaries” on the condensed statements of comprehensive loss. The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the year ended 31, 2023 and 2024. The Company received dividends of RMB435,055 and nil from its subsidiaries for the year ended 31, 2023 and 2024, respectively.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments and contingencies

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.

The Staff of the Division of Enforcement of the SEC conducted an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. On September 21, 2022, the Company’s Chairman of the Board and Chief Executive Officer, Mr. Sheng Fu, reached a resolution with the SEC, the Company were not a party to the settlement. The SEC investigation is now closed, the Company has been informed that SEC had concluded its investigation with respect to the Company and did not intend to recommend an enforcement action.

Besides of the investigation mentioned above, there are no pending legal proceedings and litigations that would have a material adverse impact on the Company's financial positions, results of operations or cash flows as of December 31, 2024.